RISK MANAGEMENT - Liquidity risk - Undiscounted cash flows of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 274,729,544	$ 249,900,662
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	293,425,617	284,426,805
Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	138,095,112	132,822,027
Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	62,104,282	46,667,522
Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,603,077	29,752,219
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	61,623,146	75,185,037
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,033,592	2,371,927
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	273,695,952	247,528,735
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,011,934	2,154,361
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	200,872,177	181,987,396
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	200,872,177	181,987,396
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,579,536	23,809,859
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,579,536	23,809,859
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	102,545,667	95,962,832
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,186,183	14,800,170
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	49,090,487	35,683,285
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,405,518	24,156,548
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,863,479	21,322,829
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	79,614,904	71,149,882
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	79,614,904	71,149,882
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	347,910	430,193
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	235,111	374,711
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	111,456	54,195
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,343	1,287
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,823,775	65,541,339
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,823,775	65,541,339
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,536,807	15,115,554
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,666,654	13,305,891
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	538,143	1,788,786
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	332,010
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		20,877
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,683,980	22,831,652
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,912,104	1,663,276
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,177,276	6,250,680
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,258,097	3,090,588
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,336,503	11,827,108
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	29,386,367	28,873,094
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	395,469	121,155
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,156,876	1,272,012
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	886,593	1,344,746
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26,947,429	26,135,181
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,936,139	3,318,878
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,178	13,938
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	105,803	106,429
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	144,018	120,495
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,673,140	3,078,016
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,041,381	12,849,440
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	69,771	837,304
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,227,091	657,920
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	394,323	689,454
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,350,196	10,664,762
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,718,720	7,750,124
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,112,180	5,278,275
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	316,871	330,995
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	83,494	189,229
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,206,175	1,951,625
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,011,934	2,154,361
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,011,934	2,154,361
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,025,429	2,118,767
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	308,653	1,263,315
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	380,271	522,915
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	95,804	155,907
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	240,701	176,630
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,658	217,566
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,658	217,566
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,777	216,530
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,369	204,251
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8	305
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,220	5,252
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 4,180	$ 6,722